(Increase)/decrease in working capital (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
(Increase)/decrease in working capital
Increase in inventories	R (11,436)	R (457)	R (54)
Increase in trade receivables	(4,711)	(1,114)	(3,094)
Increase/(decrease) in trade payables	1,423	2,847	(1,693)
(Increase)/decrease in working capital	R (14,724)	R 1,276	R (4,841)